UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.3%
		Australia: 20.9%
69,388		Australia & New Zealand Banking Group Ltd.	$1,361,717	1.0
150,529		BHP Billiton Ltd.	2,001,599	1.5
242,511		Coca-Cola Amatil Ltd.	1,582,008	1.2
343,735		Goodman Group	1,514,215	1.1
528,141		Incitec Pivot Ltd.	1,438,500	1.1
445,532		Insurance Australia Group Ltd.	1,779,847	1.3
854,614		Metcash Ltd.	909,980	0.7
68,017		National Australia Bank Ltd.	1,442,357	1.1
1,098,531		Nine Entertainment Co. Holdings Ltd.	1,316,297	1.0
41,184		Rio Tinto Ltd.	1,371,344	1.0
267,562		Santos Ltd.	774,941	0.6
1,591,369		Sigma Pharmaceuticals Ltd.	1,000,696	0.7
150,529	@	South32 Ltd. - AUD	129,578	0.1
177,776	@	Spark Infrastructure Group	240,437	0.2
1,386,649		Spark Infrastructure Group - Stapled Security	1,900,732	1.4
543,187		Stockland	1,567,331	1.2
188,745		Suncorp Group Ltd	1,822,754	1.4
12,034	@	Transurban Group	90,250	0.1
216,610		Transurban Group - Stapled Security	1,623,337	1.2
152,403		Treasury Wine Estates Ltd.	830,075	0.6
740,913		Vicinity Centres	1,449,243	1.1
75,578		Westpac Banking Corp.	1,752,879	1.3
			27,900,117	20.9

		China: 25.3%
250,000		Beijing Enterprises Holdings Ltd.	1,561,769	1.2
450,000		BOC Hong Kong Holdings Ltd.	1,379,267	1.0
4,498,000		China BlueChemical Ltd.	1,221,916	0.9
4,218,960		China Construction Bank	2,906,086	2.2
742,000		China Life Insurance Co., Ltd.	2,563,900	1.9
329,000		China Merchants Bank Co., Ltd.	773,019	0.6
664,000		China Overseas Land & Investment Ltd.	2,199,145	1.7
2,163,800		China Petroleum & Chemical Corp.	1,337,941	1.0
2,992,000		China Resources Cement Holdings Ltd.	973,473	0.7
588,000		China Resources Land Ltd.	1,585,835	1.2
642,000		China Resources Power Holdings Co.	1,207,313	0.9
1,148,000		China Unicom Hong Kong Ltd.	1,425,196	1.1
1,422,000		COSCO Pacific Ltd.	1,750,360	1.3
3,680,000		Datang International Power Generation Co., Ltd.	1,184,058	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
151,500	Hengan International Group Co., Ltd.	$1,528,065	1.2
5,566,379	Industrial & Commercial Bank of China	3,372,194	2.5
574,000	Jiangsu Expressway Co. Ltd.	745,784	0.6
3,323,500	Parkson Retail Group Ltd.	426,955	0.3
1,758,000	PetroChina Co., Ltd.	1,245,636	0.9
545,000	Shanghai Industrial Holdings Ltd.	1,424,575	1.1
684,600	Shanghai Pharmaceuticals Holding Co. Ltd.	1,501,561	1.1
805,500	Shimao Property Holdings Ltd.	1,343,525	1.0
		33,657,573	25.3

	Hong Kong: 7.9%
711,334	AIA Group Ltd.	4,247,245	3.2
13,570,000	Emperor Watch & Jewellery Ltd.	346,147	0.2
701,000	Hang Lung Properties Ltd.	1,642,951	1.2
4,076,000	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,419,628	1.1
351,000	MTR Corp.	1,629,726	1.2
319,100	Television Broadcasts Ltd.	1,283,506	1.0
		10,569,203	7.9

	India: 8.4%
335,192	GAIL India Ltd.	1,839,408	1.4
458,985	ICICI Bank Ltd.	1,896,203	1.4
303,909	ITC Ltd.	1,561,085	1.2
789,507	NTPC Ltd.	1,552,590	1.2
627,310	Punjab National Bank	1,363,711	1.0
114,011	Reliance Industries Ltd.	1,652,953	1.2
375,400	Tata Steel Ltd.	1,294,509	1.0
		11,160,459	8.4

	Indonesia: 1.5%
1,204,800	Indo Tambangraya Megah PT	588,499	0.5
3,837,000	Indofood Sukses Makmur Tbk PT	1,349,544	1.0
		1,938,043	1.5

	Macau: 1.2%
465,252	Sands China Ltd.	1,567,436	1.2

	Malaysia: 3.2%
1,635,613	Berjaya Sports Toto BHD	1,185,283	0.9
1,990,800	IJM Corp. Bhd	1,590,130	1.2
757,500	Malayan Banking BHD	1,478,025	1.1
		4,253,438	3.2

	Singapore: 1.2%
1,139,500	First Resources Ltd.	1,605,025	1.2

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 12.8%
183,652	DGB Financial Group, Inc.	$1,647,909	1.2
83,680	Hite Jinro Co. Ltd.	1,743,893	1.3
50,561	Hyundai Marine & Fire Insurance Co., Ltd.	1,479,183	1.1
49,111	KB Financial Group, Inc.	1,493,968	1.1
58,923	KT Corp.	1,532,407	1.2
35,185	LG Display Co., Ltd.	775,075	0.6
7,887	POSCO	1,153,110	0.9
3,494	Samsung Electronics Co., Ltd.	3,867,659	2.9
43,652	Shinhan Financial Group Co., Ltd.	1,567,253	1.2
15,694	SK Innovation Co. Ltd.	1,725,390	1.3
		16,985,847	12.8

	Taiwan: 9.8%
1,070,000	Cathay Financial Holding Co., Ltd.	1,496,624	1.1
432,000	Cheng Uei Precision Industry Co., Ltd.	562,003	0.4
2,467,319	CTBC Financial Holding Co. Ltd.	1,292,085	1.0
121,827	MediaTek, Inc.	970,842	0.7
704,000	Powertech Technology, Inc.	1,519,248	1.1
777,000	Quanta Computer, Inc.	1,213,958	0.9
274,000	Radiant Opto-Electronics Corp.	715,182	0.5
987,167	Taiwan Semiconductor Manufacturing Co., Ltd.	4,224,193	3.2
270,000	Tong Hsing Electronic Industries Ltd.	641,956	0.5
166,000	TPK Holding Co. Ltd.	470,709	0.4
		13,106,800	9.8

	Thailand: 0.9%
175,900	PTT PCL-Foreign	1,254,570	0.9

	United Kingdom: 1.2%
206,400	HSBC Holdings PLC	1,645,797	1.2

	Total Common Stock
	(Cost $162,414,530)	125,644,308	94.3

PREFERRED STOCK: 2.3%
	South Korea: 2.3%
4,238	Hyundai Motor Co.	405,810	0.3
10,406	Hyundai Motor Co.- Series 2	1,000,855	0.7
1,811	Samsung Electronics Co., Ltd.	1,712,221	1.3

	Total Preferred Stock
	(Cost $2,368,427)	3,118,886	2.3

RIGHTS: 0.0%
	Australia: 0.0%
177,775	@ Spark Infrastructure Group - RTS	8,691	0.0
Shares		Value	Percentage of Net Assets
RIGHTS: (continued)
12,033	@ Transurban Group - RTS	$5,222	0.0

	Total Rights
	(Cost $–)	13,913	0.0

	Total Investments in Securities (Cost $164,782,957)	$128,777,107	96.6
	Assets in Excess of Other Liabilities	4,473,570	3.4
	Net Assets	$133,250,677	100.0

@	Non-income producing security.

Cost for federal income tax purposes is $165,109,598.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$5,342,931
Gross Unrealized Depreciation	(41,675,422)

Net Unrealized Depreciation	$(36,332,491)

Sector Diversification	Percentage of Net Assets
Financials	37.4%
Information Technology	12.5
Consumer Staples	8.4
Industrials	7.9
Materials	7.2
Energy	6.4
Utilities	6.0
Consumer Discretionary	5.6
Telecommunication Services	3.4
Health Care	1.8
Assets in Excess of Other Liabilities	3.4
Net Assets	100.0%

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2015 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2015
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$27,900,117	$–	$27,900,117
China	–	31,907,213	1,750,360	33,657,573
Hong Kong	–	10,569,203	–	10,569,203
India	–	11,160,459	–	11,160,459
Indonesia	–	1,938,043	–	1,938,043
Macau	–	1,567,436	–	1,567,436
Malaysia	1,185,283	3,068,155	–	4,253,438
Singapore	–	1,605,025	–	1,605,025
South Korea	–	16,985,847	–	16,985,847
Taiwan	–	13,106,800	–	13,106,800
Thailand	–	1,254,570	–	1,254,570
United Kingdom	–	1,645,797	–	1,645,797
Total Common Stock	1,185,283	122,708,665	1,750,360	125,644,308
Preferred Stock	–	3,118,886	–	3,118,886
Rights	5,222	8,691	–	13,913
Total Investments, at fair value	$1,190,505	$125,836,242	$1,750,360	$128,777,107
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(103,838)	$–	$(103,838)
Total Liabilities	$–	$(103,838)	$–	$(103,838)

(1)	For the period ended November 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2015, securities valued at $2,409,920 were transferred from Level 2 to Level 1 within the fair value hierarchy. In addition, securities valued at $2,049,415 were transferred from Level 2 to Level 3 due to significant unobservable inputs.
+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2015.

Investments, at fair value	Fair Value at November 30, 2015	Valuation Technique(s)	Unobservable Inputs	Input Values
Common Stock	$1,750,360	Proxy Pricing	Base price	5.68%

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund's assets and liabilities during the period ended November 30, 2015:

	Beginning Balance			Accrued Discounts/	Total Realized	*Net Change in Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	2/28/2015	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	11/30/2015
Asset Table
Investments, at fair value
Common Stock	$-	$-	$-	$-	$-	$(299,055)	$2,049,415	$-	$1,750,360
Total Investments, at value	$-	$-	$-	$-	$-	$(299,055)	$2,049,415	$-	$1,750,360

* As of November 30, 2015  net change in unrealized appreciation (depreciation) on Level 3 securities still held at period end and included in the change in net assets was $(299,055).

At November 30, 2015, the following over-the-counter written options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Number of Contracts	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Indices
3,500	Deutsche Bank AG	Call on S&P/ASX 200 Index	5,159.475 AUD	12/03/15	$262,638	$(97,249)
2,700	Deutsche Bank AG	Call on Hang Seng Index	22,789.390 HKD	12/03/15	157,103	(5,588)
32,700,000	Deutsche Bank AG	Call on Korea Stock Exchange KOSPI 200 Index	251.646 KRW	12/03/15	97,761	(861)
22,800	Deutsche Bank AG	Call on Taiwan Stock Exchange Weighted Index	8,842.577 TWD	12/03/15	98,342	(140)
	Total Written OTC Options				$615,844	$(103,838)

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2015 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2015 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$103,838
Total Liability Derivatives		$103,838

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2015:

Deutsche Bank AG
Liabilities:
Written options	$103,838
Total Liabilities	$103,838

Net OTC derivative instruments by counterparty, at fair value	$(103,838)

Total collateral pledged by the Fund/(Received from counterparty)	$-

Net Exposure(1)	$(103,838)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	January 22, 2016

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 22, 2016